CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		203 Months Ended	206 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (975,083)	$ (1,628,942)	$ (4,677,795)	$ (3,663,506)	$ (92,488,220)	$ (93,463,303)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services	90,100		65,468		95,468	185,568
Depreciation and amortization	19,591	14,145	64,350	54,606	2,568,371	2,587,962
Amortization of debt discount	82,781	178,775	311,248	471,352	2,776,977	2,859,758
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	57,372	225,900	456,937	63,128	3,025,125	3,082,497
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Change in warrant liability	(316,200)					(316,200)
Changes in operating assets and liabilities:
Grants and accounts receivable	125,696	(62,825)	(401,238)	(15,701)	(453,017)	(327,321)
Inventories	99,085	127,112	436,764	(251,350)	(245,608)	(146,523)
Prepaid expenses and other current assets	412,281	381,851	(129,219)	(432,365)	(876,860)	(464,579)
Other assets		(9,442)	(6,942)	9,441	(53,895)	(53,895)
Accounts payable and accrued expenses	(240,736)	(36,035)	118,748	147,948	3,224,552	2,983,816
Accrued interest expense					1,823,103	1,823,103
Deferred revenue	(154,995)		272,359		272,359	117,364
Net cash used by operating activities	(800,108)	(809,461)	(3,489,320)	(3,616,447)	(69,683,176)	(70,483,284)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(21,370)	(2,186)	(38,684)	(19,850)	(2,459,494)	(2,480,864)
Patent costs	(4,541)		(177,672)	(18,956)	(676,186)	(680,727)
Purchases of short-term investments	(4,745,000)				(393,607)	(5,138,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(4,770,911)	(2,186)	(216,356)	(38,806)	(4,735,357)	(9,506,268)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of related issuance costs					9,579,040	9,579,040
Equity contributions - net of fees incurred	9,751,455	450,000	2,199,967	3,500,001	52,671,768	62,423,223
Proceeds from borrowings			1,843,000	700,000	13,731,881	13,731,881
Proceeds from subscription receivables					499,395	499,395
Proceeds from exercise of stock options	51,760		20,194	10,605	35,940	87,700
Proceeds from exercise of warrants			139,526		139,526	139,526
Net cash provided by financing activities	9,803,215	450,000	4,202,687	4,210,606	76,657,550	86,460,765
Effect of exchange rates on cash	833	(2,402)	(43,325)	(12,662)	(55,987)	(55,154)
Net change in cash and cash equivalents	4,233,029	(364,049)	453,686	542,691	2,183,030	6,416,059
Cash and cash equivalents at beginning of period	2,183,030	1,729,344	1,729,344	1,186,653
Cash and cash equivalents at end of period	6,416,059	1,365,295	2,183,030	1,729,344	2,183,030	6,416,059
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt			331,117	87,400	1,975,322	1,975,322
Fair value of warrant liability upon issuance	(862,920)					862,920
Fair value of shares issued as costs of raising capital	7,137	10,413	49,647	247,536	633,133	640,270
Note payable principal and interest conversion to equity		1,226,042	1,226,042		13,175,491	13,175,491
Issuance of member units
Issuance of management units in settlement of cost of raising capital					437,206	437,206
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock	748,545				768,063	1,516,608
Preferred stock dividends	1,114,516	586,417	2,395,520	2,511,412	13,317,555	14,432,071
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					$ 1,614,446	$ 1,614,446